LEASES - Maturity Analysis (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	$ 1,393
2026	1,185
2027	714
2028	337
Total lease payments	3,629
Less: imputed interest	(265)
Present value of lease liabilities	$ 3,364